INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Current
Cash	$ 9,193,558	$ 345,074	$ 11,362
Prepaid expenses	28,478	48,375	0
Total Current Assets	9,222,036	393,449	12,577
Deferred financing charges	1,068,541	0	1,215
Equipment	1,943	0	576
Total Assets	10,292,520	393,449	13,153
Current
Accounts payable and accrued liabilities	1,689,605	1,741,797	2,589,324
Promissory notes payable	193,720	210,863	299,000
Total Current Liabilities	1,883,325	1,952,660	2,888,324
Derivative financial instruments - warrants	0	904,000	0
Convertible debentures, net of debt discounts	1,011	0
Total Liabilities	1,884,336	2,856,660	2,888,324
CAPITAL DEFICIT
Capital stock Authorized: 150,000,000 common shares, par value $0.001 per share Issued and outstanding: 38,260,098 common shares (September 30, 2013 - 37,237,588)	38,261	37,238	30,241
Additional paid-in capital	49,595,118	38,644,523	34,599,514
Common stock to be issued	640,000	60,000	0
Deficit accumulated during the development stage	(41,865,195)	(41,204,972)	(37,504,926)
Total Stockholder's Equity	8,408,184	(2,463,211)	(2,875,171)
Total Liabilities and Stockholder's Equity	$ 10,292,520	$ 393,449	$ 13,153